SHORT-TERM AND LONG-TERM LOANS (Tables)	12 Months Ended
Dec. 31, 2011
Long Term Loans

	December 31, 2011	December 31, 2010	June 30, 2010
Collateralized
—Split-tenor revolving credit facility (a)	500.0	—	430.0
—Syndicated revolving loan facility (b)	—	—	—
—Project finance facility (c)	—	—	100.0
—Preference shares (d)	—	91.4	96.3
—Scrip loan (e)	—	21.4	19.0
—Non-revolving Senior Secured Term Loan (f)	150.0	190.0	—
—$1 Billion Notes Issue (g)	987.7	986.6	—
—$1 Billion syndicated revolving credit facility (h)	220.0	—	—
—$60 million senior secured revolving credit facility (i)	50.0	—	—
Uncollateralized
—Domestic Medium Term Notes Program (j)	—	108.9	475.8
—Short-term syndicated facility (k)	—	—	—
—Other loans (l)	—	—	—

	1,907.7	1,398.3	1,121.1

Short-term loans and current portion of long-term loans	(547.0)	(261.7)	(691.1)

Total long-term loans	1,360.7	1,136.6	430.0

Combined Aggregate Maturities of Short- and Long-Terms Loans

The combined aggregate maturities of short and long-term loans for each of the next five years at December 31, 2011 is tabulated below:

Maturity	December 31, 2011	December 31, 2010	June 30, 2010
1	547.0	261.7	691.1
2	48.0	40.0	430.0
3	75.0	40.0	—
4	30.0	40.0	—
Thereafter	1,207.7	1,016.6	—

	1,907.7	1,398.3	1,121.1

Split tenor revolving credit facility
Long Term Loans

	December 31, 2011	December 31, 2010	June 30, 2010
Opening balance	—	430.0	498.5
Loans advanced, net of transaction costs	540.0	70.0	221.0
Loan repayments	(40.0)	(500.0)	(289.5)

Closing balance	500.0	—	430.0

Syndicated revolving loan facility
Long Term Loans

	December 31, 2011	December 31, 2010	June 30, 2010
Opening balance	—	—	72.0
Loans advanced	—	—	200.0
Loan repayments	—	—	(272.0)

Closing balance	—	—	—

Project finance facility
Long Term Loans

	December 31, 2011	December 31, 2010	June 30, 2010
Opening balance	—	100.0	150.0
Loan repayments	—	(100.0)	(50.0)

Closing balance	—	—	100.0

Preference shares
Long Term Loans

	December 31, 2011	December 31, 2010	June 30, 2010
Opening balance	91.4	96.3	84.9
Preference share dividend	1.3	3.0	5.9
Redemptions	(90.0)	(19.3)	—
Other	(2.3)	—	—
Translation	(0.4)	11.4	5.5

Closing balance	—	91.4	96.3

Scrip Loan
Long Term Loans

	December 31, 2011	December 31, 2010	June 30, 2010
Opening balance	21.4	19.0	—
Interest	0.3	—	—
Loans advanced	18.2	—	19.5
Loans repaid	(39.6)	—	—
Translation	(0.3)	2.4	(0.5)

Closing balance	—	21.4	19.0

Non-revolving Senior Secured Term Loan
Long Term Loans

	December 31, 2011	December 31, 2010	June 30, 2010
Opening balance	190.0	—	—
Loans advanced	—	200.0	—
Loans repaid	(40.0)	(10.0)	—

Closing balance	150.0	190.0	—

Dollar One Billion Notes Issue
Long Term Loans

	December 31, 2011	December 31, 2010	June 30, 2010
Opening balance	986.6	—	—
Notes Issued, net of transaction costs	—	986.4	—
Unwinding of transaction costs	1.1	0.2	—

Closing balance	987.7	986.6	—

$1 billion revolving credit facility
Long Term Loans

	December 31, 2011	December 31, 2010	June 30, 2010
Opening balance	—	—	—
Loans advanced	483.0	—	—
Repayments	(263.0)	—	—

Closing balance	220.0	—	—

Domestic Medium Term Notes Program
Long Term Loans

	December 31, 2011	December 31, 2010	June 30, 2010
Opening balance	108.9	475.8	141.8
Notes issued	—	248.0	1,044.9
Settlements	(105.3)	(659.6)	(721.9)
Translation	(3.6)	44.7	11.0

Balance at close	—	108.9	475.8

Short term syndicated facility
Long Term Loans

	December 31, 2011	December 31, 2010	June 30, 2010
Opening balance	—	—	20.0
Loan advanced	—	—	—
Repayments	—	—	(20.0)

Closing balance	—	—	—

Other loans
Long Term Loans

	December 31, 2011	December 31, 2010	June 30, 2010
Opening balance	—	—	136.5
Loans advanced	56.7	39.4	134.5
Loans repaid	(56.7)	(41.9)	(284.1)
Translation	—	2.5	13.1

Closing balance	—	—	—

$60 million senior secured revolving credit facility
Long Term Loans

	December 31, 2011	December 31, 2010	June 30, 2010
Opening balance	—	—	—
Loans advanced	70.0	—	—
Repayments	(20.0)	—	—

Balance at close	50.0	—	—